Financial Instruments (Schedule of Effect of 100 Basis Point Change on Profit and Loss) (Details) - Variable rate instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Effect Of 100 Basis Point Increase On Profit Loss Before Tax	$ (6,107)	$ (3,201)
Effect Of 100 Basis Point Decrease On Profit Loss Before Tax	$ 6,107	$ 3,201